Quarterly Report
January 31, 2023
MFS®  Commodity
Strategy Fund
CMS-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 80.2%
Aerospace & Defense – 1.2%
Boeing Co., 1.167%, 2/04/2023	$1,759,000	$1,758,703
Boeing Co., 1.433%, 2/04/2024	3,511,000	3,383,832
Boeing Co., 2.196%, 2/04/2026	2,850,000	2,634,905
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,273,000	1,234,720
Raytheon Technologies Corp., 3.65%, 8/16/2023	90,000	89,343
		$9,101,503
Asset-Backed & Securitized – 15.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$19,907,066	$1,128,770
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,812,000	1,736,358
ACREC 2021-FL1 Ltd., “B”, FLR, 6.27% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,406,000	1,347,274
ACREC 2021-FL1 Ltd., “C”, FLR, 6.62% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,129,000	1,077,544
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 6.714% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	1,527,500	1,476,130
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.415% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	249,295
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	657,801
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	1,544,195	1,533,569
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 5.923% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	348,773
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.423% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	145,366
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	571,500	523,415
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.304% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	332,000	300,360
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.154% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,684,000	1,653,596
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,684,000	1,634,093
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	1,014,000	968,956
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.578% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,542,553
AREIT 2019-CRE3 Trust, “AS”, FLR, 5.897% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	597,828
AREIT 2019-CRE3 Trust, “B”, FLR, 6.147% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	291,591
AREIT 2019-CRE3 Trust, “C”, FLR, 6.497% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	237,708
AREIT 2022-CRE6 Trust, “C”, FLR, 6.46% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	894,000	832,006
AREIT 2022-CRE6 Trust, “D”, FLR, 7.16% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	795,500	736,288
AREIT 2022-CRE7 LLC, “B”, FLR, 7.726% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,506,447
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.457% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,606,204	1,553,117
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.908% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	870,027	822,829
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.407% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,338,366
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.707% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	556,420
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.757%, 12/15/2051 (i)(n)	19,326,325	660,746
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.296%, 7/15/2054 (i)	7,358,592	534,814
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.382%, 9/15/2054 (i)	7,472,241	573,808
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.624%, 2/15/2054 (i)	11,367,171	1,032,686
BDS 2021-FL10 Ltd., “B”, FLR, 6.42% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	793,500	765,791
BDS 2021-FL10 Ltd., “C”, FLR, 6.639% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	577,000	553,969
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.271%, 2/15/2054 (i)	12,559,375	849,088
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	14,525,441	1,048,639
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.283%, 8/15/2054 (i)	10,244,626	743,015
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.042%, 9/15/2054 (i)	14,864,661	829,365
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	444,498
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	339,000	316,601
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	408,500	378,737
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.778% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,144,237
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.329% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	430,415
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.578% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	684,802
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	194,930	178,854
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	321,201	288,663
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	69,750	60,767
BXMT 2020-FL2 Ltd., “B”, FLR, 5.997% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,410,859
BXMT 2020-FL2 Ltd., “A”, FLR, 5.497% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	1,781,654	1,755,068
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.759% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,493,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	$564,168	$532,952
CD 2017-CD4 Mortgage Trust, “XA”, 1.226%, 5/10/2050 (i)	9,587,193	374,861
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	359,467	324,841
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	113,779	101,229
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	646,441	623,433
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.64%, 11/15/2062 (i)	9,027,120	316,902
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.324%, 2/15/2054 (i)	11,029,579	831,728
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.779%, 4/15/2054 (i)	10,552,829	459,217
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.976%, 6/15/2063 (i)	11,392,189	634,502
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.046%, 6/15/2064 (i)	6,123,299	366,112
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	542,781
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	435,513
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	230,895
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	289,346
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	227,413
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	318,000	300,367
Cutwater 2015-1A Ltd., “AR”, FLR, 6.012% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	639,465	636,598
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.394% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,901,018
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.16% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,858,501
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.56% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,714,971
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	890,384	869,948
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.012%, 5/10/2050 (i)	10,567,160	371,139
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.082%, 8/10/2050 (i)	10,856,672	383,408
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.129%, 5/12/2053 (i)	8,643,796	540,472
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.242% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	3,069,116	2,915,083
JPMorgan Chase Commercial Mortgage Securities Corp., 0.987%, 9/15/2050 (i)	11,671,713	369,264
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	893,830	882,133
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 5.959% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,025,292	1,021,379
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.009% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	560,869
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 5.829% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,731,657	1,739,441
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,661,667
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	699,972
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.297% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,139,692
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 5.995% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,554,792
MF1 2020-FL4 Ltd., “B”, FLR, 7.347% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,433,995
MF1 2021-FL6 Ltd., “B”, FLR, 6.12% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	2,933,165
MF1 2022-FL8 Ltd., “C”, FLR, 6.509% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	882,701
MF1 2022-FL9 Ltd., “B”, FLR, 7.638% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,924,347
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.251%, 5/15/2050 (i)	9,171,078	354,204
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.324%, 6/15/2050 (i)	4,090,119	150,190
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	15,831,941	575,375
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)	9,491,325	656,747
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.227%, 6/15/2054 (i)	8,761,940	556,097
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 5.56% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,116,043
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.328% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,387,318
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,427,638	1,385,007
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,427,638	1,362,269
OCP CLO 2015-10A Ltd., “BR2”, FLR, 6.471% (LIBOR - 3mo. + 1.65%), 1/26/2034 (n)	2,250,000	2,174,038
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	689,909	685,537
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,620,885
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,137,721
PFP III 2021-7 Ltd., “B”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,470	565,783
PFP III 2021-7 Ltd., “C”, FLR, 6.104% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	178,198
PFP III 2021-8 Ltd., “B”, FLR, 5.954% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	617,500	580,478
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	217,680
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	162,640
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	54,294	54,045
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	69,702	69,413
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.715% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	673,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 6.604% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	$2,649,500	$2,497,693
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.307% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	645,000	627,710
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	958,506
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.757% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,528,000	1,460,736
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.27% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	2,295,000	2,173,423
TICP CLO 2018-3R Ltd., “B”, FLR, 6.157% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	676,578
TICP CLO 2018-3R Ltd., “C”, FLR, 6.607% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,178,507
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.864% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,240,088
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.314% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,749,000	2,611,204
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.014%, 11/15/2050 (i)	6,101,092	215,827
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.91%, 12/15/2051 (i)	6,589,853	262,240
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.368%, 11/15/2054 (i)	6,125,005	460,838
Westlake Automobile Receivable Trust, 2023-1A, “A2B”, FLR, 5.25% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	588,000	587,997
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	661,629
		$116,837,905
Automotive – 2.2%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$2,671,000	$2,509,667
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	457,000	459,361
General Motors Financial Co., 1.7%, 8/18/2023	2,207,000	2,164,904
Hyundai Capital America, 2.375%, 2/10/2023 (n)	649,000	648,496
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,068,000	2,069,013
Hyundai Capital America, 0.8%, 1/08/2024 (n)	249,000	238,925
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,098,188
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	1,496,000	1,429,636
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,625,000	1,432,796
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	249,744
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	846,605
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,939,643
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,228,461
		$17,315,439
Broadcasting – 0.7%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025 (n)	$4,233,000	$4,089,293
Warnermedia Holdings, Inc., 3.755%, 3/15/2027 (n)	1,062,000	995,324
		$5,084,617
Brokerage & Asset Managers – 1.0%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,871,759
Charles Schwab Corp., 0.75%, 3/18/2024	1,742,000	1,665,191
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	595,345
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,724,000	1,661,622
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	233,352
		$8,027,269
Business Services – 0.6%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$889,871
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,028,166
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,424,431
		$4,342,468
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,158,000	$2,144,614
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,135,207
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	425,000	433,054
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	244,673
		$1,812,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$1,476,000	$1,387,777
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,012,142
		$2,399,919
Conglomerates – 0.8%
Carrier Global Corp., 2.242%, 2/15/2025	$289,000	$274,357
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	2,249,000	2,285,488
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,366,000	1,386,785
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,070,000	2,043,720
		$5,990,350
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$2,654,000	$2,552,817
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	1,154,000	1,092,349
		$3,645,166
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,134,281
Berry Global, Inc., 1.65%, 1/15/2027	2,847,000	2,490,585
		$4,624,866
Electronics – 1.1%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,263,701
Qorvo, Inc., 1.75%, 12/15/2024 (n)	909,000	850,533
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	2,977,000	3,008,467
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,081,000	1,064,306
		$8,187,007
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$796,000	$751,708
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,297,079
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	859,990
		$2,908,777
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,629,225
Energy - Independent – 0.2%
EQT Corp., 5.678%, 10/01/2025	$779,000	$780,017
EQT Corp., 5.7%, 4/01/2028	778,000	787,188
Pioneer Natural Resources Co., 0.55%, 5/15/2023	379,000	374,342
		$1,941,547
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$1,523,000	$1,512,188
Exxon Mobil Corp., 1.571%, 4/15/2023	882,000	876,220
		$2,388,408
Financial Institutions – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,755,000	$1,745,039
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,243,000	1,211,657
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,571,000	1,465,099
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,285,000	1,308,516
Air Lease Corp., 2.2%, 1/15/2027	1,590,000	1,425,620
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,013,000	981,611
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	892,000	876,812
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,500,000	2,236,390
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	730,272
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,480,049

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,313,000	$1,131,195
		$14,592,260
Food & Beverages – 1.0%
General Mills, Inc., 5.241%, 11/18/2025	$1,962,000	$1,972,277
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	2,313,000	1,985,364
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	2,980,000	2,752,752
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	910,973
		$7,621,366
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$2,125,000	$2,031,707
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$1,286,000	$1,292,312
Gaming & Lodging – 1.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,128,000	$1,128,564
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,186,000	2,169,780
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	404,587
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,305,000	2,243,459
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,874,853
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,222,224
Marriott International, Inc., 3.75%, 10/01/2025	459,000	445,783
Sands China Ltd., 4.3%, 1/08/2026	1,030,000	977,004
		$10,466,254
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$123,000	$116,771
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	143,346
		$260,117
Insurance – 1.0%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,362,000	$1,337,778
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	1,146,000	1,107,547
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	1,613,000	1,541,680
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,362,804
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,146,000	2,057,549
		$7,407,358
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,203,284
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,726,000	$1,710,656
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	414,729
CNH Industrial N.V., 4.5%, 8/15/2023	962,000	958,313
		$3,083,698
Major Banks – 10.0%
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	$781,000	$751,498
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	717,926
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,560,151
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,168,696
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	2,319,000	2,281,213
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,621,234
Deutsche Bank AG, 0.898%, 5/28/2024	694,000	655,898
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,247,000	3,066,831
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	849,000	750,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$169,000	$177,828
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,133,460
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	674,722
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	646,000	681,853
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	761,938
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	2,840,000	2,549,154
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	1,196,000	1,177,612
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	1,500,000	1,517,013
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,071,000	1,067,299
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,347,000	1,338,002
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,700,000	1,513,811
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,311,264
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	2,789,000	2,705,775
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,997,000	1,871,707
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,173,019
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,411,000	2,341,742
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,445,000	2,223,502
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,219,000	2,195,065
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,276,000	2,246,636
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,179,100
PNC Bank N.A., 2.5%, 8/27/2024	1,122,000	1,083,746
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	3,959,000	4,075,545
Royal Bank of Canada, 0.5%, 10/26/2023	3,123,000	3,023,580
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,408,000	1,347,115
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	771,639
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	749,066
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,041,254
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	767,211
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,538,725
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,068,503
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,334,000	1,270,444
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,270,000	1,243,415
UBS Group AG, 5.711%, 1/12/2027 (n)	1,513,000	1,532,441
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	1,000,000	987,025
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,287,979
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,599,000	2,452,421
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,678,479
		$77,332,901
Medical & Health Technology & Services – 0.6%
HCA, Inc., 3.125%, 3/15/2027 (n)	$1,186,000	$1,102,569
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,791,009
		$4,893,578
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$911,000	$906,817
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,146,000	1,132,502
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,454,164
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,508,022
		$6,001,505
Midstream – 0.9%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$896,000	$909,365
Enbridge, Inc., 2.5%, 2/14/2025	1,542,000	1,467,245
Energy Transfer LP, 2.9%, 5/15/2025	846,000	807,104
Energy Transfer LP, 5.55%, 2/15/2028	755,000	767,254
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,453,000	1,419,655
Plains All American Pipeline LP, 3.85%, 10/15/2023	673,000	666,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operating LP, 3.35%, 2/01/2025	$1,082,000	$1,033,310
		$7,070,175
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$19,695	$19,912
Fannie Mae, 3%, 12/01/2031	266,680	259,708
Fannie Mae, 2%, 5/25/2044	158,831	153,056
Freddie Mac, 0.903%, 4/25/2024 (i)	84,130	729
Freddie Mac, 4%, 7/01/2025	33,536	33,584
Freddie Mac, 1.583%, 4/25/2030 (i)	6,386,343	558,218
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,736,887	2,586,938
Freddie Mac, 2%, 7/15/2042	423,959	392,285
		$4,004,430
Municipals – 1.2%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$555,000	$546,711
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	305,000	296,494
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,005,935
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	115,000	113,563
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	307,579
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	235,103
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	293,779
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	657,077	629,033
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	3,058,000	3,052,593
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	475,000	470,444
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	434,729
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,635,000	1,610,211
		$8,996,174
Natural Gas - Distribution – 0.6%
Atmos Energy Corp., 0.625%, 3/09/2023	$2,625,000	$2,614,151
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	2,225,000	2,218,064
		$4,832,215
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$3,842,000	$3,750,711
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$4,229,000	$4,045,638
Oils – 0.1%
Valero Energy Corp., 1.2%, 3/15/2024	$1,252,000	$1,200,204
Other Banks & Diversified Financials – 1.3%
American Express Co., 2.25%, 3/04/2025	$859,000	$817,245
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	2,782,000	2,656,949
Groupe BPCE S.A., 4%, 9/12/2023 (n)	943,000	933,759
Groupe BPCE S.A., FLR, 5.975% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	943,000	944,411
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,251,000	2,085,037
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,692,218
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	1,312,000	1,264,484
		$10,394,103
Pharmaceuticals – 0.3%
Royalty Pharma PLC, 0.75%, 9/02/2023	$2,204,000	$2,148,306

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$2,617,000	$2,368,402
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,494,058
Kohl's Corp., 9.5%, 5/15/2025	2,655,000	2,828,406
Nordstrom, Inc., 2.3%, 4/08/2024	832,000	789,668
		$5,112,132
Specialty Stores – 0.3%
Genuine Parts Co., 1.75%, 2/01/2025	$1,302,000	$1,224,063
Ross Stores, Inc., 0.875%, 4/15/2026	926,000	823,561
		$2,047,624
Telecommunications - Wireless – 0.9%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$611,000	$606,356
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	492,000	452,001
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	448,000	416,575
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	3,568,000	3,355,530
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,527,000	2,453,830
		$7,284,292
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,459,000	$1,419,186
Philip Morris International, Inc., 1.125%, 5/01/2023	722,000	715,098
Philip Morris International, Inc., 5.125%, 11/15/2024	1,300,000	1,309,097
Philip Morris International, Inc., 5%, 11/17/2025	591,000	598,888
Philip Morris International, Inc., 5.125%, 11/17/2027	526,000	537,589
		$4,579,858
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$6,310,000	$6,017,402
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	974,000	954,417
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	684,000	666,420
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	659,852
		$8,298,091
U.S. Treasury Obligations – 23.6%
U.S. Treasury Notes, 0.125%, 5/31/2023 (f)(s)	$25,000,000	$24,628,906
U.S. Treasury Notes, 0.125%, 8/31/2023 (f)(s)	12,453,000	12,126,595
U.S. Treasury Notes, 0.5%, 11/30/2023 (f)(s)	12,515,000	12,082,352
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)(s)	25,867,000	24,892,946
U.S. Treasury Notes, 0.75%, 11/15/2024	41,755,000	39,208,924
U.S. Treasury Notes, 2.75%, 5/15/2025	21,100,000	20,494,199
U.S. Treasury Notes, 2.25%, 11/15/2025 (f)	50,922,000	48,712,065
		$182,145,987
Utilities - Electric Power – 3.2%
Edison International, 4.7%, 8/15/2025	$1,686,000	$1,661,048
Emera US Finance LP, 0.833%, 6/15/2024	1,057,000	993,592
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	889,000	921,208
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,214,000	3,133,650
Entergy Louisiana LLC, 0.95%, 10/01/2024	5,399,000	5,075,051
FirstEnergy Corp., 2.05%, 3/01/2025	1,202,000	1,126,428
FirstEnergy Corp., 1.6%, 1/15/2026	734,000	658,845
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	1,743,000	1,737,692
Pacific Gas & Electric Co., 1.7%, 11/15/2023	854,000	831,817
Pacific Gas & Electric Co., 3.25%, 2/16/2024	3,496,000	3,431,475
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,800,706

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc., 0.8%, 3/15/2024	$1,019,000	$972,320
		$24,343,832
Total Bonds		$618,190,528
Investment Companies (h) – 10.3%
Money Market Funds – 10.3%
MFS Institutional Money Market Portfolio, 4.29% (v)	79,723,035	$79,731,007
Short-Term Obligations (s)(y) – 3.9%
Freddie Mac, 4.11%, due 2/01/2023	29,736,000	$29,736,000

Other Assets, Less Liabilities – 5.6%		43,492,193
Net Assets – 100.0%		$771,149,728
(f)	All or a portion of the security has been segregated as collateral for cleared and uncleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $79,731,007 and $647,926,528, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $220,048,418, representing 28.5% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate quoted is the annualized one-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum. It is quoted in USD.
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities. It is quoted in USD.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold. It is quoted in USD.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper. It is quoted in USD.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum. It is quoted in USD.
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver. It is quoted in USD.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal. It is quoted in USD.
BCOMSYTR	Bloomberg Soybeans Subindex Total Return, this index is composed of futures contracts on soybeans. It is quoted in USD.
BCOMTR	Bloomberg Commodity Index Total Return

Portfolio of Investments (unaudited) – continued
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 1/31/23
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/17/25	USD	13,600,000	centrally cleared	4.20%/Annually	SOFR - 1 day/Annually	$125,540	$—	$125,540
Liability Derivatives
Interest Rate Swaps
12/06/25	USD	45,300,000	centrally cleared	3.82%/Annually	SOFR - 1 day/Annually	$(49,867)	$—	$(49,867)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
3/15/23	USD	12,263,866 (Short)	Morgan Stanley	3 month T-Bill - 0.08%	BCOMPLTR (floating rate)	$51,094	$—	$51,094
4/11/23	USD	13,183,911 (Short)	Morgan Stanley	3 month T-Bill + 0.00%	BCOMFCT (floating rate)	52,167	—	52,167
4/28/23	USD	11,207,883 (Short)	Merrill Lynch International	3 month T-Bill - 0.08%	BCOMHGTR (floating rate)	39,703	—	39,703
5/15/23	USD	2,658,249 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	10,939	—	10,939
5/15/23	USD	3,675,306 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNITR (floating rate)	14,441	—	14,441
9/29/23	USD	6,729,537 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMSITR (floating rate)	26,963	—	26,963
10/16/23	USD	12,759,286 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMALTR (floating rate)	45,747	—	45,747
12/29/23	USD	8,832,801 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMGCTR (floating rate)	33,307	—	33,307
2/12/24	USD	9,142,204 (Short)	Morgan Stanley	3 month T-Bill - 0.03%	BCOMLCTR (floating rate)	21,562	—	21,562
2/26/24	USD	4,715,640 (Short)	Morgan Stanley	3 month T-Bill - 0.02%	BCOMNGTR (floating rate)	3,169	—	3,169
						$299,092	$—	$299,092
Liability Derivatives
Total Return Swaps
2/28/23	USD	21,692,726 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.08%	$(89,091)	$—	$(89,091)
4/11/23	USD	24,334,606 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	(99,485)	—	(99,485)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
4/11/23	USD	24,334,606 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	$(99,269)	$—	$(99,269)
5/26/23	USD	38,348,265 (Long)	Merrill Lynch International	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(157,150)	—	(157,150)
6/20/23	USD	97,620,021 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(398,237)	—	(398,237)
7/17/23	USD	35,917,270 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(146,843)	—	(146,843)
7/17/23	USD	36,838,226 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(150,608)	—	(150,608)
7/17/23	USD	35,917,270 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(146,843)	—	(146,843)
8/07/23	USD	7,465,285 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.06%	(30,556)	—	(30,556)
8/08/23	USD	4,991,637 (Long)	Merrill Lynch International	BCOMGO (floating rate)	3 month T-Bill + 0.06%	(19,843)	—	(19,843)
9/25/23	USD	13,743,628 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(56,322)	—	(56,322)
9/25/23	USD	119,742,701 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(496,737)	—	(496,737)
9/29/23	USD	11,241,743 (Long)	Morgan Stanley	BCOMCNTR (floating rate)	3 month T-Bill + 0.14%	(46,270)	—	(46,270)
10/16/23	USD	5,982,412 (Long)	Merrill Lynch International	BCOMBOTR (floating rate)	3 month T-Bill + 0.10%	(25,139)	—	(25,139)
11/17/23	USD	127,641,463 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(528,366)	—	(528,366)
11/20/23	USD	21,263,926 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(87,139)	—	(87,139)
12/15/23	USD	5,553,154 (Long)	JPMorgan Chase Bank N.A.	BCOMHOTR (floating rate)	3 month T-Bill + 0.07%	(22,800)	—	(22,800)
12/15/23	USD	9,241,187 (Long)	JPMorgan Chase Bank N.A.	BCOMKCTR (floating rate)	3 month T-Bill + 0.12%	(34,926)	—	(34,926)
12/15/23	USD	4,905,638 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(20,103)	—	(20,103)
12/29/23	USD	106,778,463 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(437,579)	—	(437,579)
12/29/23	USD	51,447,805 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(211,752)	—	(211,752)
12/29/23	USD	14,560,699 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.14%	(60,581)	—	(60,581)
1/16/24	USD	10,475,691 (Long)	Goldman Sachs International	BCOMSYTR (floating rate)	3 month T-Bill + 0.14%	(42,803)	—	(42,803)
2/26/24	USD	8,124,169 (Long)	Morgan Stanley	BCOMSMT (floating rate)	3 month T-Bill + 0.09%	(1,119)	—	(1,119)
2/26/24	USD	5,889,640 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(3,888)	—	(3,888)
						$(3,413,449)	$—	$(3,413,449)
At January 31, 2023, the fund had cash collateral of $ 45,129,000 and other liquid securities with an aggregate value of $50,067,324 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $119,742,701*	Notional Amount: $127,641,463*
Long Futures Contracts
Soybean Oil - March 2023	0.9%	1,077,684	1,148,773
Soybean Oil - May 2023	2.3%	2,754,082	2,935,754
Corn - March 2023	1.6%	1,915,883	2,042,263
Corn - May 2023	4.0%	4,789,708	5,105,659
WTI - March 2023	2.0%	2,394,854	2,552,829
WTI - May 2023	5.9%	7,064,819	7,530,846
Brent - May 2023	7.4%	8,860,960	9,445,468
Cotton - March 2023	0.3%	359,228	382,924
Cotton - May 2023	1.1%	1,317,170	1,404,056
Gold - April 2023	15.2%	18,200,891	19,401,502
Copper Comex - March 2023	1.3%	1,556,655	1,659,339
Copper Comex - May 2023	4.0%	4,789,708	5,105,659
Heating Oil - March 2023	0.7%	838,199	893,490
Heating Oil - May 2023	1.5%	1,796,141	1,914,622
Coffee - March 2023	0.5%	598,714	638,207
Coffee - May 2023	2.3%	2,754,082	2,935,754
Kansas Wheat - March 2023	0.5%	598,714	638,207
Kansas Wheat - May 2023	1.3%	1,556,655	1,659,339
Aluminum - March 2023	1.0%	1,197,427	1,276,415
Aluminum - May 2023	3.3%	3,951,509	4,212,168
Live Cattle - April 2023	3.5%	4,190,995	4,467,451
Lean Hogs - April 2023	1.8%	2,155,369	2,297,546
Lead - May 2023	0.6%	718,456	765,849
Nickel - March 2023	1.0%	1,197,427	1,276,415
Nickel - May 2023	2.1%	2,514,597	2,680,471
Zinc - March 2023	0.8%	957,942	1,021,132
Zinc - May 2023	2.3%	2,754,082	2,935,754
Natural Gas - March 2023	1.5%	1,796,141	1,914,622
Natural Gas - May 2023	4.7%	5,627,907	5,999,149
Gasoil - March 2023	0.9%	1,077,684	1,148,773
Gasoil - May 2023	1.9%	2,275,111	2,425,188
Soybeans - March 2023	1.6%	1,915,883	2,042,263
Soybeans - May 2023	4.2%	5,029,193	5,360,941
Sugar - March 2023	0.9%	1,077,684	1,148,773
Sugar - May 2023	1.9%	2,275,111	2,425,188
Silver - March 2023	1.3%	1,556,655	1,659,339
Silver - May 2023	3.2%	3,831,766	4,084,527
Soybean Meal - March 2023	1.1%	1,317,170	1,404,056
Soybean Meal - May 2023	2.4%	2,873,825	3,063,395
Wheat - March 2023	0.7%	838,199	893,490
Wheat - May 2023	2.0%	2,394,854	2,552,829
Gasoline RBOB - March 2023	0.6%	718,456	765,849
Gasoline RBOB - May 2023	1.9%	2,275,111	2,425,189
	100.0%	$119,742,701	$127,641,463
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2023, the Subsidiary’s net assets were $142,902,872, which represented 18.5% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$182,145,987	$—	$182,145,987
Non - U.S. Sovereign Debt	—	4,538,002	—	4,538,002
Municipal Bonds	—	8,996,174	—	8,996,174
U.S. Corporate Bonds	—	166,258,165	—	166,258,165
Residential Mortgage-Backed Securities	—	4,384,750	—	4,384,750
Commercial Mortgage-Backed Securities	—	38,225,920	—	38,225,920
Asset-Backed Securities (including CDOs)	—	78,231,665	—	78,231,665
Foreign Bonds	—	135,409,865	—	135,409,865
Short-Term Securities	—	29,736,000	—	29,736,000
Mutual Funds	79,731,007	—	—	79,731,007
Total	$79,731,007	$647,926,528	$—	$727,657,535
Other Financial Instruments
Swap Agreements – Assets	$—	$424,632	$—	$424,632
Swap Agreements – Liabilities	—	(3,463,316)	—	(3,463,316)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,271,416	$83,312,382	$110,865,223	$4,363	$8,069	$79,731,007
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$889,326	$—